Segment Information (Schedule Of Revenue From External Sales And Long-Lived Assets, By Geographical Areas) (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016	[3],[4]	Jun. 30, 2016	[4],[5]	Mar. 31, 2016	[6]	Dec. 31, 2015		Sep. 30, 2015	[3],[4]	Jun. 30, 2015	[4],[5]	Mar. 31, 2015	[6]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade Sales	$ 903.7	[1],[2]	$ 948.9		$ 958.9		$ 938.4		$ 944.6	[1],[2]	$ 1,009.1		$ 997.3		$ 966.2		$ 3,749.9	$ 3,917.2	$ 3,782.3
Tangible long-lived assets	565.5								540.8								565.5	540.8	548.8
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade Sales																	2,467.4	2,703.7	2,599.0
Tangible long-lived assets	342.8								336.8								342.8	336.8	331.8
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade Sales																	445.2	426.8	422.7
Tangible long-lived assets	128.6								123.6								128.6	123.6	129.6
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade Sales																	420.0	392.0	390.0
Tangible long-lived assets	45.5								41.8								45.5	41.8	40.5
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade Sales																	215.1	203.1	206.5
Tangible long-lived assets	29.6								23.0								29.6	23.0	25.6
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade Sales																	132.8	117.3	90.1
Tangible long-lived assets	6.3								7.6								6.3	7.6	9.8
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade Sales																	69.4	74.3	74.0
Tangible long-lived assets	$ 12.7								$ 8.0								$ 12.7	$ 8.0	$ 11.5

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246M0Q0RTJCNTUxNEI2NTJCQkFCRjlDODUxRjdFQjg4QTcM}
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QkRGODJFQzJFOTlBNUI4QjkzNDRGRjIzMkIzQTEzMzAM}
[3]	Fourth quarter 2015 Earnings from continuing operations include a $12 charge associated with a lump sum pension buyout and $4 in charges associated with litigation accruals (Note L and Note S)
[4]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246QzVDRjVFQTMwMzM4NTY5REE0RDRDN0ZGOUEzM0Y1NEUM}
[5]	Fourth quarter 2016 Earnings from continuing operations include $16 associated with the gain on sale of a business
[6]	Second quarter 2016 Earnings from continuing operations include a gain of $7 associated with litigation accruals (Note S); $11 gain associated with the sale of a business; and a $4 charge from CVP impairment (Note C)